PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment, beginning balance				$ 6,431,578	$ 6,504,681
Impairment charge (Note 3 (f))				(99,000)
Capitalized borrowing costs	$ 400	$ 6,300	$ 13,100
Property, plant and equipment, ending balance	6,261,887	6,431,578	6,504,681	6,261,887	6,431,578	6,504,681
Right-of-use assets
Right-of-use assets, beginning balance				228,503	256,370
Translation differences				0	0
Impairment charge (note 3 (f))				0
Additions				13,961	13,758
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,039)	(1,995)
Indexation				17,945	4,523
Transfers				0	0
Depreciation charge				(49,226)	(44,153)
Right-of-use assets, ending balance	210,144	228,503	256,370	210,144	228,503	256,370
Translation differences				619	(303)
Additions				487,228	474,735
Capitalized borrowing costs				403	6,294
Disposals / Consumptions				(28,395)	(28,576)
Indexation				17,945	4,523
Transfers				(2,341)	(877)
Depreciation charge				(546,150)	(528,899)
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				13,714,435	13,325,670
Property, plant and equipment, ending balance	13,869,608	13,714,435	13,325,670	13,869,608	13,714,435	13,325,670
Right-of-use assets
Right-of-use assets, beginning balance				364,971	349,003
Right-of-use assets, ending balance	395,620	364,971	349,003	395,620	364,971	349,003
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(7,282,857)	(6,820,989)
Property, plant and equipment, ending balance	(7,607,721)	(7,282,857)	(6,820,989)	(7,607,721)	(7,282,857)	(6,820,989)
Right-of-use assets
Right-of-use assets, beginning balance				(136,468)	(92,633)
Right-of-use assets, ending balance	(185,476)	(136,468)	(92,633)	(185,476)	(136,468)	(92,633)
Land
Property, plant and equipment
Property, plant and equipment, beginning balance				594,744	592,761
Translation differences				139	(70)
Impairment charge (Note 3 (f))				0
Additions				5,342	0
Capitalized borrowing costs				0	0
Disposals / Consumptions				(953)	0
Indexation				0	0
Transfers				8,699	2,053
Depreciation charge				0	0
Property, plant and equipment, ending balance	607,971	594,744	592,761	607,971	594,744	592,761
Land | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				594,744	592,761
Property, plant and equipment, ending balance	607,971	594,744	592,761	607,971	594,744	592,761
Land | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0	0
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, beginning balance				2,133,085	1,813,256
Translation differences				325	(161)
Impairment charge (Note 3 (f))				(53,635)
Additions				2,423	1,874
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,133)	(7,439)
Indexation				0	0
Transfers				144,914	461,377
Depreciation charge				(147,863)	(135,822)
Property, plant and equipment, ending balance	2,078,116	2,133,085	1,813,256	2,078,116	2,133,085	1,813,256
Buildings and improvements | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				4,023,271	3,567,732
Property, plant and equipment, ending balance	4,091,108	4,023,271	3,567,732	4,091,108	4,023,271	3,567,732
Buildings and improvements | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(1,890,186)	(1,754,476)
Property, plant and equipment, ending balance	(2,012,992)	(1,890,186)	(1,754,476)	(2,012,992)	(1,890,186)	(1,754,476)
Production equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				2,720,891	2,464,650
Translation differences				123	(43)
Impairment charge (Note 3 (f))				(45,365)
Additions				913	282
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,056)	(801)
Indexation				0	0
Transfers				273,885	585,186
Depreciation charge				(328,574)	(328,383)
Property, plant and equipment, ending balance	2,620,817	2,720,891	2,464,650	2,620,817	2,720,891	2,464,650
Production equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				7,707,052	7,179,626
Property, plant and equipment, ending balance	7,744,607	7,707,052	7,179,626	7,744,607	7,707,052	7,179,626
Production equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(4,986,161)	(4,714,976)
Property, plant and equipment, ending balance	(5,123,790)	(4,986,161)	(4,714,976)	(5,123,790)	(4,986,161)	(4,714,976)
Vehicles, furniture and fixtures
Property, plant and equipment
Property, plant and equipment, beginning balance				54,106	58,158
Translation differences				23	(11)
Impairment charge (Note 3 (f))				0
Additions				2,337	1,285
Capitalized borrowing costs				0	0
Disposals / Consumptions				(842)	(1,276)
Indexation				0	0
Transfers				18,660	13,884
Depreciation charge				(19,414)	(17,934)
Property, plant and equipment, ending balance	54,870	54,106	58,158	54,870	54,106	58,158
Vehicles, furniture and fixtures | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				294,356	289,877
Property, plant and equipment, ending balance	309,469	294,356	289,877	309,469	294,356	289,877
Vehicles, furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(240,250)	(231,719)
Property, plant and equipment, ending balance	(254,599)	(240,250)	(231,719)	(254,599)	(240,250)	(231,719)
Work in progress
Property, plant and equipment
Property, plant and equipment, beginning balance				563,082	1,203,362
Translation differences				9	(18)
Impairment charge (Note 3 (f))				0
Additions				433,269	418,736
Capitalized borrowing costs				403	6,294
Disposals / Consumptions				(1,162)	(1,915)
Indexation				0	0
Transfers				(448,499)	(1,063,377)
Depreciation charge				0	0
Property, plant and equipment, ending balance	547,102	563,082	1,203,362	547,102	563,082	1,203,362
Work in progress | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				563,082	1,203,362
Property, plant and equipment, ending balance	547,102	563,082	1,203,362	547,102	563,082	1,203,362
Work in progress | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0	0
Spare parts
Property, plant and equipment
Property, plant and equipment, beginning balance				137,167	116,124
Translation differences				0	0
Impairment charge (Note 3 (f))				0
Additions				28,983	38,800
Capitalized borrowing costs				0	0
Disposals / Consumptions				(22,210)	(15,150)
Indexation				0	0
Transfers				0	0
Depreciation charge				(1,073)	(2,607)
Property, plant and equipment, ending balance	142,867	137,167	116,124	142,867	137,167	116,124
Spare parts | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				166,959	143,309
Property, plant and equipment, ending balance	173,731	166,959	143,309	173,731	166,959	143,309
Spare parts | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(29,792)	(27,185)
Property, plant and equipment, ending balance	$ (30,864)	$ (29,792)	$ (27,185)	$ (30,864)	$ (29,792)	$ (27,185)